Net trading income (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of trading income (expense) [Abstract]
Disclosure of Detailed Information about Net Trading Income (Expense)

	2025 £m	2024 £m	2023 £m
Net gains on financial assets and liabilities at fair value through profit or loss:
Net gains on financial instruments held for trading[1]	405	416	295
Net gains on other financial instruments mandatorily held at fair value through profit or loss	97	83	64
Net losses on financial liabilities designated at fair value through profit or loss	(251)	(335)	(342)
	251	164	17
Foreign exchange and other	272	433	367
Net trading income	523	597	384
1Includes hedge ineffectiveness in respect of fair value hedges (2025: loss of £73 million; 2024: loss of £78 million; 2023: loss of £264 million) and cash flow hedges (2025: gain of
£50 million; 2024: loss of £56 million; 2023: gain of £17 million).